Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable	¥ 3,236,111	¥ 3,746,826
Allowance for credit losses	(145,788)	(107,032)	¥ (96,959)
Accounts receivable, net	¥ 3,090,323	¥ 3,639,794